Annual Total Returns[BarChart] - PGIM Global Real Estate Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.47%)	27.32%	3.88%	14.41%	0.09%	0.86%	11.40%	(4.69%)	24.80%	(4.40%)